Subsequent Event (Details) - USD ($)	1 Months Ended	4 Months Ended	12 Months Ended
	Nov. 30, 2019	Apr. 17, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Subsequent Event
Total consideration for shares repurchased			$ 12,283,426	$ 2,499,167	$ 1,451,616
ADS
Subsequent Event
Number of shares repurchased	733,593
Class A
Subsequent Event
Number of shares repurchased	36,679,650
Subsequent event | Class A
Subsequent Event
Number of shares authorized to be repurchased		114,935,650
Exercise price		$ 0.0002
Vesting period		4 years
Total consideration for shares repurchased		$ 4,400,000